Accounts Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2025
Accounts Receivable, Net [Abstract]
Schedule of Accounts Receivable, Net

Accounts receivable, net consisted of the following:

	As of June 30,	As of December 31,
	2025	2024
Accounts receivable	$120,991	$90,852
Allowance for expected credit loss	(18,913)	(10,265)
Accounts receivable, net	$102,078	$80,587

Schedule of Movement of the Allowance for Expected Credit Loss

The movement of the allowance for expected credit loss is as follows:

	For the six months Ended June 30,	For the years ended December 31,
	2025	2024
Balance as of the beginning of the period / year	$(10,265)	$(7,299)
Expected credit loss provision	(10,359)	(3,288)
Exchange difference	1,711	322
Balance as of the end of the period / year	$(18,913)	$(10,265)